TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Significant components of provision for income taxes

Significant components of the provision for income taxes are as follows:

	December 31,	December 31,
	2020	2019
Current	$1,713,068	$502,434
Deferred	63,107	(48,710)
The provision for income taxes	$1,776,175	$453,724

Schedule of Effective Income Tax Rate Reconciliation

The following table reconciles China statutory rates to the Company’s effective tax rate:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2020	2019	2018
China statutory income tax rate	25.0%	25.0%	25.0%
Preferential tax rate reduction	(10.0%)	(10.0%)	(10.0%)
Preferential Blue Hat Pingxiang tax rate reduction	-	(12.5%)	(8.0%)
Permanent difference	2.7%	2.3%	0.1%
Effective tax rate	17.7%	4.8%	7.1%

Significant components of deferred tax assets	Significant components of deferred tax (liabilities)/assets were as follows:
	December 31,	December 31,
	2020	2019
Allowance for doubtful accounts	$119,127	$182,234

Schedule of Taxes payable

Taxes payable consisted of the following:

	December 31,	December 31,
	2020	2019
VAT taxes payable	$4,518,531	$2,507,683
Income taxes payable	1,983,945	833,476
Other taxes payable	299,978	183,994
Totals	$6,802,454	$3,525,153